Repurchase of common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan		$ 30,000,000
Treasury stock, shares issued (in shares)	2,020,053		1,921,401
Treasury stock, value	$ 15,635,765		$ 15,348,909
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Fees and commission cost of shares repurchased	$ 0.02
Weighted average price per share	$ 2.91
Treasury stock, value	$ 300,000
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock, shares issued (in shares)	98,652		0	0